Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

December 8, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares MSCI Emerging Markets Value Factor ETF, each dated December 4, 2023, do not differ from those contained in Post-Effective Amendment No. 2,690 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 4, 2023.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary